Convertible Preferred Stock - Summary of Authorized, Issued and Outstanding Convertible Preferred Stock (Details) (fuboTV Inc.) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Shares Authorized	2,000,000		2,000,000	2,000,000
Shares Issued	456,000		461,839
Shares Outstanding	456,000		461,839
Net Proceeds	$ 203		$ 700
fuboTV Inc. [Member]
Shares Authorized	17,617,274		17,617,274	12,478,579
Shares Issued	15,615,645		15,615,645	12,087,594
Shares Outstanding	15,615,645		15,615,645	12,087,594
Net Proceeds	$ 205,064		$ 205,064	$ 103,365
Liquidation Value	$ 247,946		$ 247,946	$ 145,841
fuboTV Inc. [Member] | Series AA Convertible Preferred Stock [Member]
Shares Authorized	1,641,024		1,641,024
Shares Issued	1,641,024		1,641,024
Shares Outstanding	1,641,024		1,641,024
Net Proceeds	$ 1,600		$ 1,600
Liquidation Preference per Share	$ 0.9750		$ 0.9750
Liquidation Value	$ 1,600		$ 1,600
Conversion Price per Share	$ 0.9750		$ 0.9750
fuboTV Inc. [Member] | Series A Convertible Preferred Stock [Member]
Shares Authorized	1,059,204		1,059,204
Shares Issued	1,059,204		1,059,204
Shares Outstanding	1,059,204		1,059,204
Net Proceeds	$ 3,065		$ 3,065
Liquidation Preference per Share	$ 2.9576		$ 2.9576
Liquidation Value	$ 3,133		$ 3,133
Conversion Price per Share	$ 2.9576		$ 2.9576
fuboTV Inc. [Member] | Series A-1 Convertible Preferred Stock [Member]
Shares Authorized	101,430		101,430
Shares Issued	101,430		101,430
Shares Outstanding	101,430		101,430
Net Proceeds
Liquidation Preference per Share	$ 2.5140		$ 2.5140
Liquidation Value	$ 255		$ 255
Conversion Price per Share	$ 2.5140		$ 2.5140
fuboTV Inc. [Member] | Series A-2 Convertible Preferred Stock [Member]
Shares Authorized	33,721		33,721
Shares Issued	33,721		33,721
Shares Outstanding	33,721		33,721
Net Proceeds
Liquidation Preference per Share	$ 2.3661		$ 2.3661
Liquidation Value	$ 80		$ 80
Conversion Price per Share	$ 2.3661		$ 2.3661
fuboTV Inc. [Member] | Series A-3 Convertible Preferred Stock [Member]
Shares Authorized	292,562		292,562
Shares Issued	292,562		292,562
Shares Outstanding	292,562		292,562
Net Proceeds
Liquidation Preference per Share	$ 1.8201		$ 1.8201
Liquidation Value	$ 533		$ 533
Conversion Price per Share	$ 1.8201		$ 1.8201
fuboTV Inc. [Member] | Series B Convertible Preferred Stock [Member]
Shares Authorized	1,926,507		1,926,507
Shares Issued	1,926,507		1,926,507
Shares Outstanding	1,926,507		1,926,507
Net Proceeds	$ 14,960		$ 14,960
Liquidation Preference per Share	$ 7.8008		$ 7.8008
Liquidation Value	$ 15,028		$ 15,028
Conversion Price per Share	$ 7.8008		$ 7.8008
fuboTV Inc. [Member] | Series B-1 Convertible Preferred Stock [Member]
Shares Authorized	14,369		14,369
Shares Issued	14,369		14,369
Shares Outstanding	14,369		14,369
Net Proceeds
Liquidation Preference per Share	$ 3.4796		$ 3.4796
Liquidation Value	$ 50		$ 50
Conversion Price per Share	$ 3.4796		$ 3.4796
fuboTV Inc. [Member] | Series C Convertible Preferred Stock [Member]
Shares Authorized	2,495,291		2,495,291
Shares Issued	2,495,291		2,495,291
Shares Outstanding	2,495,291		2,495,291
Net Proceeds	$ 37,446		$ 37,446
Liquidation Preference per Share	$ 16.0302		$ 16.0302
Liquidation Value	$ 40,000		$ 40,000
Conversion Price per Share	$ 16.0302		$ 16.0302
fuboTV Inc. [Member] | Series C-1 Convertible Preferred Stock [Member]
Shares Authorized	1,600,000		1,600,000
Shares Issued	1,543,051		1,543,051
Shares Outstanding	1,543,051		1,543,051
Net Proceeds
Liquidation Preference per Share	$ 10.0635		$ 10.0635
Liquidation Value	$ 15,528		$ 15,528
Conversion Price per Share	$ 10.0635		$ 10.0635
fuboTV Inc. [Member] | Series D Convertible Preferred Stock One [Member]
Shares Authorized	2,173,990		2,173,990
Shares Issued	1,839,954		1,839,954
Shares Outstanding	1,839,954		1,839,954
Liquidation Preference per Share	$ 25.3000		$ 25.3000
Liquidation Value	$ 46,551		$ 46,551
Conversion Price per Share	$ 25.3000		$ 25.3000
fuboTV Inc. [Member] | Series D Convertible Preferred Stock [Member]
Net Proceeds	$ 46,294		$ 46,294
fuboTV Inc. [Member] | Series D-1 Convertible Preferred Stock [Member]
Shares Authorized	1,140,481		1,140,481
Shares Issued	1,140,481		1,140,481
Shares Outstanding	1,140,481		1,140,481
Net Proceeds
Liquidation Preference per Share	$ 20.2400		$ 20.2400
Liquidation Value	$ 23,083		$ 23,083
Conversion Price per Share	$ 20.2400		$ 20.2400
fuboTV Inc. [Member] | Series E Convertible Preferred Stock [Member]
Shares Authorized	4,667,595
Shares Issued	3,056,951
Shares Outstanding	3,056,951
Net Proceeds	$ 101,699		$ 101,699
Liquidation Preference per Share	$ 29.7354
Liquidation Value	$ 90,898
Conversion Price per Share	$ 29.7354
fuboTV Inc. [Member] | Series E-1 Convertible Preferred Stock [Member]
Shares Authorized	471,100		471,100
Shares Issued	471,100		471,100
Shares Outstanding	471,100		471,100
Net Proceeds
Liquidation Preference per Share	$ 23.7883		$ 23.7883
Liquidation Value	$ 11,207		$ 11,207
Conversion Price per Share	$ 23.7883		$ 23.7883
fuboTV Inc. [Member] | Series E Convertible Preferred Stock Two [Member]
Shares Authorized			4,667,595
Shares Issued			3,056,951
Shares Outstanding			3,056,951
Liquidation Preference per Share			$ 29.7354
Liquidation Value			$ 90,898
Conversion Price per Share			$ 29.7354